CONVERTIBLE PROMISSORY NOTES PAYABLE	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
CONVERTIBLE PROMISSORY NOTES PAYABLE
$
Balance, December 31, 2017	1,582,495

Issuances	372,463
Repayments	-
Conversions to Common Shares	(681,350)
Interest Accrued	64,984
Unrealized Foreign Exchange Adjustment	21,179

Balance, June 30, 2018	1,359,771

On January 18,2018 certain Convertible Promissory Notes totaling US$220,000 were converted to 2,500,000 common shares.

On February 22 and 23, 2018 a Convertible Promissory Note totaling US$78,000 was converted to 858,611 common shares.

On February 26, 2018 Convertible Promissory Note totaling US$30,000 was converted to 335,450 common shares

On March 19, 2018 a portion of a Convertible Promissory Note in the amount of US$39,006 was converted to 614,855 common shares.

On February 15, 2018 the Company issued a Convertible Promissory Note in the amount of $98,950 (US$78,000).

During April and May 2018, a portion of a Convertible Promissory Note totaling US$73,840 was converted to 2,106,292 common shares.

During May and June 2018, a portion of a Convertible Promissory Note totaling US$238,130 was converted to 2,135,034 common shares.

During June 2018, a Convertible Promissory Note totaling US$55,000 was converted to 1,193,029 common shares.

On March 5, 2018 the Company issued two Convertible Promissory Notes totaling $101,184 (US$80,000)

On April 30, 2018 the Company issued a Convertible Promissory Note in the amount of $103,714 (US$82,000)

The notes are unsecured, bear interest at 12% per annum from the date of issuance and mature between 6 months and one year after the date of issuance. Any amount of interest or principal that is not paid on the maturity date bears interest at 22% to 24% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common share of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment.

On June 1, 2018 the Company issued a Convertible Promissory Note in the amount of $64,820 (US$50,000) pursuant to a consulting contact.

The note is unsecured and matures on December 2, 2018. The note may be converted into common shares of the Company in whole or in part at the option of the holder upon terms to be determined by the Company either 10 days prior to repayment of the note or the maturity date, whichever shall occur first. The note becomes immediately payable should the Company complete financing in excess of US$5,000,000 prior to the maturity date, and bears interest at 3% per annum compounded annually should the Company default on the note (see Note 11).